FINANCIAL INSTRUMENTS (Restated) - Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Carrying Value and Estimated Fair Values
Gross amounts presented in the consolidated balance sheet, Total asset derivatives	$ 5,330	$ 12,603
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(216)	(292)
Net amount, Total asset derivatives	5,114	12,311
Gross amounts presented in the consolidated balance sheet, Total liability derivatives	4,597	3,038
Net amount, Total liability derivatives	4,381	2,746
Cash collateral	$ 408,563	74,587
Share Repurchase Forward Swap
Carrying Value and Estimated Fair Values
Collateral required under share repurchase agreement, percentage of total purchase price	20.00%
Cash collateral	$ 92,800
Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,330	12,603
Interest rate swap | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative asset	5,330	12,603
Derivative liability	4,597	2,673
Interest rate swap | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative liability	0	365
Interest rate swap | Cash flow hedging
Carrying Value and Estimated Fair Values
Fair value/carrying value of derivatives		400
Notional value		100,900
Interest rate swap | Cash flow hedging | Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Notional value	1,250,000	1,475,937
Equity Swap | Not Designated as Hedging Instrument
Carrying Value and Estimated Fair Values
Derivative liability	81,581	13,656
Currency swap
Carrying Value and Estimated Fair Values
Derivative liability	86,178	16,694
Level 1 | Carrying Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	105,235	191,410
Restricted cash and short-term receivables	408,563	74,587
Level 1 | Fair Value
Carrying Value and Estimated Fair Values
Cash and cash equivalents	105,235	191,410
Restricted cash and short-term receivables	408,563	74,587
Level 3 | Carrying Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347	7,347
Level 3 | Fair Value
Carrying Value and Estimated Fair Values
Cost method investments	7,347	7,347
Level 2 | Carrying Value
Carrying Value and Estimated Fair Values
Short-term debt due from related parties	0	20,000
Short-term loans receivable	6,375	8,141
Short-term debt	408,978	108,781
Current portion of long-term debt	92,640	7,650
Long-term debt - convertible bond	243,369	238,037
Long-term debt	1,133,074	1,026,319
Level 2 | Carrying Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,330	12,603
Derivative liability	4,597	3,038
Level 2 | Carrying Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	81,581	13,656
Level 2 | Fair Value
Carrying Value and Estimated Fair Values
Short-term debt due from related parties	0	20,000
Short-term loans receivable	6,375	8,141
Short-term debt	408,978	108,781
Current portion of long-term debt	92,640	7,650
Long-term debt - convertible bond	231,945	251,555
Long-term debt	1,133,074	1,026,319
Level 2 | Fair Value | Interest rate swap
Carrying Value and Estimated Fair Values
Derivative asset	5,330	12,603
Derivative liability	4,597	3,038
Level 2 | Fair Value | Equity Swap
Carrying Value and Estimated Fair Values
Derivative liability	$ 81,581	$ 13,656